Segment Information and Sales to Significant Customers - Summary of Long-lived Assets by Geographic Area (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 790,923	$ 794,287
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	78,640	88,049
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	130,000	153,021
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	516,291	490,694
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	52,872	49,487
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 13,120	$ 13,036